Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Columbia High Yield Municipal Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Account Value		$ 12,475	$ 12,475	$ 12,475	$ 11,738	$ 12,394	$ 13,583	$ 11,848	$ 12,267	$ 11,527	$ 11,118	$ 10,921	$ 10,276
Average Annual Return, Percent	[1]	3.11%	(0.27%)	2.24%
Columbia High Yield Municipal Fund Class A | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1]	6.27%	0.34%	2.55%
Columbia High Yield Municipal Fund Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class (a)
Account Value		$ 13,125	$ 13,125	$ 13,125	12,326	13,001	14,203	12,366	12,789	11,982	11,534	11,317	10,618
Average Annual Return, Percent	[1]	6.48%	0.52%	2.76%
Columbia High Yield Municipal Fund Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges) (a)
Account Value		$ 12,080	$ 12,080	$ 12,080	11,436	12,147	13,393	11,754	12,249	11,585	11,246	11,119	10,531
Average Annual Return, Percent	[1]	4.64%	(0.28%)	1.91%
Columbia High Yield Municipal Fund Class C | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges) (a)
Average Annual Return, Percent	[1]	5.64%	(0.28%)	1.91%
Columbia High Yield Municipal Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class (a)
Account Value		$ 13,123	$ 13,123	$ 13,123	12,324	13,000	14,217	12,366	12,789	11,982	11,534	11,307	10,619
Average Annual Return, Percent	[1]	6.49%	0.52%	2.76%
Columbia High Yield Municipal Fund Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Account Value		$ 13,200	$ 13,200	$ 13,200	12,380	13,058	14,276	12,411	12,832	12,017	11,563	11,336	10,627
Average Annual Return, Percent	[1]	6.63%	0.57%	2.82%
Columbia High Yield Municipal Fund Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Account Value		$ 13,223	$ 13,223	$ 13,223	12,395	13,063	14,270	12,404	12,815	11,996	11,536	11,307	10,619
Average Annual Return, Percent	[1],[2]	6.67%	0.63%	2.83%
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 80% Bloomberg High Yield Municipal Bond Index, 20% Bloomberg Municipal Bond Index
Account Value		$ 14,573	$ 14,573	$ 14,573	13,611	13,836	14,778	12,879	13,014	12,107	11,497	11,057	10,535
Average Annual Return, Percent		7.07%	2.29%	3.84%
Bloomberg High Yield Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg High Yield Municipal Bond Index
Account Value		$ 15,121	$ 15,121	$ 15,121	13,977	14,286	15,242	12,986	13,294	12,337	11,597	11,087	10,589
Average Annual Return, Percent		8.19%	2.61%	4.22%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Account Value		$ 12,488	$ 12,488	$ 12,488	$ 12,163	$ 12,104	$ 12,986	$ 12,399	$ 11,925	$ 11,207	$ 11,083	$ 10,924	$ 10,318
Average Annual Return, Percent		2.67%	0.93%	2.25%

[1]	The Fund’s performance prior to November 2021 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
[2]	The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.